Pioneer Municipal High
Income Trust

Schedule of Investments | January 31, 2020

Ticker Symbol: MHI

Schedule of Investments  |  1/31/20 (unaudited)

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS - 140.7%
	TAX EXEMPT OBLIGATIONS- 140.7% of Net Assets(a)
	Arizona - 2.8%
1,000,000	Arizona Industrial Development Authority, Bridgewater Avondale Project, 5.375%, 1/1/38	$1,056,750
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	5,004,840
2,250,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,427,143
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,253
	Total Arizona	$8,512,986
	California - 4.5%
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$2,139,300
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,509,769
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	564,238
1,625,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,902,956
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,577,562
2,000,000(b)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,211,260
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	2,050,452
1,500,000(b)	State of California, 3.0%, 10/1/33	1,674,405
	Total California	$13,629,942
	Colorado - 2.3%
2,180,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/42	$2,495,904
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	1,865,490
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 6/1/39 (144A)	2,451,945
	Total Colorado	$6,813,339
	Connecticut - 3.0%
3,470,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$3,556,299
5,000,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	5,517,550
	Total Connecticut	$9,073,849
	District of Columbia - 3.9%
3,040,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$3,492,200
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,300,060
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	1,928,000
	Total District of Columbia	$11,720,260
	Florida - 4.7%
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/41	$1,511,625
1,500,000	Alachua County Health Facilities Authority, Terraces Bonita Springs Project, Series A, 8.125%, 11/15/46	1,511,415
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	5,628,000
5,000,000	Florida's Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,497,350
	Total Florida	$14,148,390
	Georgia - 5.0%
7,010,000	Brookhaven Development Authority, 4.0%, 7/1/49	$8,020,562
2,500,000	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	2,560,350
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,527,000
	Total Georgia	$15,107,912
	Idaho - 1.7%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,030,600
	Total Idaho	$5,030,600
	Illinois - 13.5%
2,087,000(e)	Illinois Finance Authority, Clare Oaks Project, Series B, 4.0%, 11/15/52	$834,800
1,305,000(c)	Illinois Finance Authority, Clare Oaks Project, Series C-1, 11/15/52	19,575
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-2, 4.0%, 11/15/52	3,915
261,000	Illinois Finance Authority, Clare Oaks Project, Series C-3, 0.0%, 11/15/52	3,915
3,865,000(d)	Illinois Finance Authority, Swedish Covenant, Series A, 6.0%, 8/15/38	3,870,836
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,714,725
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	4,266,040
1,700,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.625%, 5/15/25	1,732,980
600,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 7.75%, 5/15/30	611,748
2,000,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/40	2,039,800
3,200,000(d)	Illinois Finance Authority, The Admiral at the Lake Project, Series A, 8.0%, 5/15/46	3,264,768
1,610,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	1,782,206
13,785,000	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	15,102,432
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,050,420
1,485,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,659,592
695,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	695,118
	Total Illinois	$40,652,870
	Indiana - 1.3%
250,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.0%, 11/15/32	$7,500
750,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/42	22,500
500,000(g)	City of Carmel, Barrington Carmel Project, Series A, 7.125%, 11/15/47	15,000

Principal
Amount
USD ($)		Value
	Indiana - (continued)
1,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$1,067,660
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,591,995
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,107,640
	Total Indiana	$3,812,295
	Kentucky - 1.7%
5,000,000(d)	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Series A, 6.375%, 6/1/40	$5,087,000
	Total Kentucky	$5,087,000
	Louisiana - 0.8%
2,260,000	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,355,960
	Total Louisiana	$2,355,960
	Maine - 2.7%
1,400,000	City of Portland ME General Airport Revenue, 4.0%, 1/1/40	$1,624,042
1,500,000	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	1,609,830
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,867,027
	Total Maine	$8,100,899
	Maryland - 0.9%
1,370,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,496,629
1,250,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,317,875
	Total Maryland	$2,814,504
	Massachusetts - 13.6%
2,000,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$2,567,380
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,033,720
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,264,736
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	7,448,150
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,091,330
5,000,000	Massachusetts Development Finance Agency, Partner's Healthcare System, Series S-1, 4.0%, 7/1/41	5,597,900
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	10,983,700
115,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	115,530
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,550,583
	Total Massachusetts	$40,653,029
	Michigan - 3.1%
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	$2,956,562
6,100,000	Michigan Tobacco Settlement Finance Authority, Series A, 6.0%, 6/1/48	6,206,750
	Total Michigan	$9,163,312
	Minnesota - 4.9%
1,940,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$2,029,162
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,061,620
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,138,480
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	3,308,274
6,000,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	7,159,440
	Total Minnesota	$14,696,976
	Montana - 0.0%†
1,600,000(g)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$112,000
	Total Montana	$112,000
	New Hampshire - 0.4%
1,000,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$1,088,910
	Total New Hampshire	$1,088,910
	New Jersey - 2.4%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,065,060
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,281,610
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,705,400
	Total New Jersey	$7,052,070
	New Mexico - 1.4%
1,235,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	$1,253,525
2,960,000(e)	County of Otero, Otero County Jail Project, 9.0%, 4/1/28	3,004,400
	Total New Mexico	$4,257,925
	New York - 10.1%
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	$9,245,280
2,500,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,148,800
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,575,575
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,375,025
3,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	3,122,220
1,000,000	Troy Capital Resource Corp., 4.0%, 9/1/40	1,149,480
2,362,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,596,741
	Total New York	$30,213,121

Principal
Amount
USD ($)		Value
	North Carolina - 2.1%
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/38 (144A)	$6,225,031
	Total North Carolina	$6,225,031
	North Dakota - 0.9%
2,525,000(d)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,757,123
	Total North Dakota	$2,757,123
	Ohio - 5.1%
1,325,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.75%, 6/1/34	$1,331,638
2,500,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 5.875%, 6/1/47	2,509,400
1,700,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.0%, 6/1/42	1,708,517
6,000,000	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-2, 6.5%, 6/1/47	6,060,060
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,037,760
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,742,775
	Total Ohio	$15,390,150
	Oregon - 2.3%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,213,110
5,190,000(d)	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,673,085
	Total Oregon	$6,886,195
	Pennsylvania - 3.9%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,565,440
1,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	1,901,025
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	501,415
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	492,090
2,000,000	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,224,860
1,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.5%, 6/15/33 (144A)	1,012,470
2,000,000	Philadelphia Authority for Industrial Development, Performing Arts Charter School Project, 6.75%, 6/15/43 (144A)	2,024,080
	Total Pennsylvania	$11,721,380
	Puerto Rico - 1.5%
6,255,000(b)(g)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$4,378,500
	Total Puerto Rico	$4,378,500
	Rhode Island - 3.4%
5,900,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,269,020
1,500,000(d)	Rhode Island Health & Educational Building Corp., Tockwatten Home Issue, 8.375%, 1/1/46	1,642,500
300,000	Rhode Island Turnpike & Bridge Authority, 3.0%, 10/1/39	309,174
1,000,000	Rhode Island Turnpike & Bridge Authority, 4.0%, 10/1/44	1,140,600
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,817,300
	Total Rhode Island	$10,240,594
	South Carolina - 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$3,345,444
	Total South Carolina	$3,345,444
	Texas - 9.2%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$535,190
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,083,150
2,500,000(d)	Central Texas Regional Mobility Authority, Sub Lien, 6.75%, 1/1/41	2,632,550
1,490,000(b)	County of Harris, Series A, 5.0%, 10/1/26	1,817,696
5,000,000(b)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,582,900
625,000(e)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-1, 1.15%, 12/1/41	625,000
1,170,000(e)	Harris County Health Facilities Development Corp., The Methodist Hospital System, Series A-2, 1.15%, 12/1/41	1,170,000
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,384,884
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,688,985
3,960,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	990,000
1,000,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 4.875%, 11/15/48	100
1,000,000(g)	Tarrant County Cultural Education Facilities Finance Corp., Mirador Project, Series A, 5.0%, 11/15/55	100
2,000,000(d)	Tarrant County Cultural Education Facilities Finance Corp., MRC Crestview Project, 8.0%, 11/15/34	2,109,500
2,000,000	Texas Water Development Board, 4.0%, 10/15/44	2,325,480
2,500,000(d)	Travis County Health Facilities Development Corp., Longhorn Village Project, 7.125%, 1/1/46	2,640,250
	Total Texas	$27,585,785
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,212,960
	Total Utah	$1,212,960
	Virginia - 9.8%
5,000,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$5,271,450
2,200,000(b)	County of Arlington, 4.0%, 8/15/35	2,533,740
1,415,000(b)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,629,528
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,160,600
4,000,000	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,402,080
5,000,000	Virginia College Building Authority, Series A, 3.0%, 2/1/36	5,268,250

Principal
Amount
USD ($)		Value
	Virginia - (continued)
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.0%, 5/15/37	$4,276,240
	Total Virginia	$29,541,888
	Washington - 10.1%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,317,760
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,883,750
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	14,012,811
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/45 (144A)	4,906,870
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	3,015,825
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,230,845
	Total Washington	$30,367,861
	Wisconsin - 6.2%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,677,105
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,435,100
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	833,550
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,048,750
1,485,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,723,625
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,839,150
2,000,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	2,053,000
	Total Wisconsin	$18,610,280
	TOTAL TAX EXEMPT OBLIGATIONS
	(Cost $395,999,502)	$422,361,340
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.7%
	(Cost $395,999,502)	$422,361,340
	OTHER ASSETS AND LIABILITIES - 0.9%	$2,803,322
	PREFERRED SHARES AT REDEMPTION VALUE,
	INCLUDING DIVIDENDS PAYABLE - (41.6)%	$(125,007,705)
	NET ASSETS APPLICABLE TO
	COMMON SHAREOWNERS - 100.0%	$300,156,957

AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA COLL	Federal National Mortgage Association Collateral.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RIB
Residual Interest Bond is purchased in a secondary market.  The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2020.

SCH-BD GTY	School Board Guaranty.
ST AID WITHHDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $37,068,465, or 12.3% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(f)	Escrow to maturity.
(g)	Security is in default.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2020, in valuing the Trust's investments:

	Level 1	Level 2	Level 3	Total
Tax Exempt Obligations	$–	$422,361,340	$–	$422,361,340
Total Investments in Securities	$–	$422,361,340	$–	$422,361,340

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

Tax Exempt Obligations
Balance as of 4/30/19	$1,433,520
Realized gain (loss)	–
Change in unrealized appreciation (depreciation)	–
Accrued discounts/premiums	–
Purchases	–
Sales	–
Transfers in to Level 3*	–
Transfers out of Level 3*	(1,433,520)
Balance as of 1/31/20	$–

*
Transfers are calculated on the beginning of period value. During the nine months ended January 31, 2020, an investment having a value of $1,433,520 was transferred out of Level 3 to Level 2, as there were observable inputs available to determine its value. There were no other transfers between Level 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2020: $–.